Transfer of Mortgages to Santander Financial Services PLC (Details) - Santander Financial Services PLC - Mortgages - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2020
Disclosure of financial assets [line items]
Book value of financial assets transferred	£ 3,163.0
Proceeds from transfer of financial assets	3,174.0
Price premium on transfer of financial assets	11.0	£ 11.0
Significant costs related to transfer of financial assets	£ 0.0
Allowance account for credit losses of financial assets, reversal for transfer of financial assets		0.3
Loss on reversal of hedge accounting for transferred assets		14.0
Gain (Loss) On Transfer Of Financial Assets, Net		£ 3.0